AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 2002
                                                     FILE NO.  333-45293
                                                     FILE NO.  811-08623

                SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549

                           FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

            PRE-EFFECTIVE AMENDMENT NO.                         [ ]
            POST-EFFECTIVE AMENDMENT NO.  8                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           AMENDMENT NO. 10                                     [X]

                     SAGE LIFE INVESTMENT TRUST
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        300 ATLANTIC STREET, SUITE 302
                    STAMFORD, CONNECTICUT 06901
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (203) 602-6500

NAME AND ADDRESS OF AGENT FOR SERVICE:  WITH COPIES TO:
SUSAN HARRISON, ESQ.                  DAVID S. GOLDSTEIN, ESQ.
SAGE ADVISORS, INC.                   SUTHERLAND ASBILL & BRENNAN LLP
300 ATLANTIC ST. 3RD FLOOR              1275 PENNSYLVANIA AVENUE, NW
STAMFORD, CONNECTICUT 06901           WASHINGTON, D.C.  20004-2415

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485;
[X] ON  MARCH 1, 2002  PURSUANT TO PARAGRAPH (B) OF RULE 485;
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485;
[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485;
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485; OR
[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING :

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
    A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT


[PAGE BREAK]


                     EXPLANATORY COMMENT

THIS POST-EFFECTIVE AMENDMENT NO. 8 TO THE REGISTRATION STATEMENT OF SAGE LIFE INVESTMENT TRUST (THE "TRUST") INCORPORATES BY REFERENCE PARTS A AND B CONTAINED IN POST-EFFECTIVE AMENDMENT NO. 7 TO THE REGISTRATION STATEMENT OF THE TRUST FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2001.

[PAGE BREAK]


                  SAGE LIFE INVESTMENT TRUST
                          PART C
                     OTHER INFORMATION

ITEM 23. 	EXHIBITS

(A)(1)  DECLARATION OF TRUST IS INCORPORATED HEREIN BY
REFERENCE TO EXHIBIT 1 TO INITIAL REGISTRATION STATEMENT AS
FILED ON JANUARY 30, 1998.
(A)(2)  ESTABLISHMENT AND DESIGNATION OF SERIES OF SHARES
IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT (A)(2) TO POST-EFFECTIVE AMENDMENT NO. 4 AS FILED ON JUNE 21, 2000.
(A)(3)  ESTABLISHMENT AND DESIGNATION OF SERIES OF SHARES
TO BE FILED BY AMENDMENT.
(B)  THE REGISTRANT'S BY-LAWS ARE INCORPORATED HEREIN BY
REFERENCE TO EXHIBIT 2 TO THE INITIAL REGISTRATION STATEMENT
AS FILED ON JANUARY 30, 1998.
(C)  NOT APPLICABLE.
(D)(1) AMENDED INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE REGISTRANT AND SAGE ADVISORS, INC. IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT (D)(1) TO POST-EFFECTIVE AMENDMENT NO.
4 AS FILED ON JUNE 21, 2000.
(D)(2) FORM OF SUB-ADVISORY AGREEMENT BETWEEN SSGA FUNDS MANAGEMENT, INC. AND SAGE ADVISORS, INC. IS INCORPORATED
HEREIN BY REFERENCE TO EXHIBIT 2(D) TO POST-EFFECTIVE
AMENDMENT NO. 6 FILED ON APRIL 20, 2001.
(D)(3)  FORM OF SUB-ADVISORY AGREEMENT BETWEEN CONNING
ASSET MANAGEMENT COMPANY AND SAGE ADVISORS, INC. IS
INCORPORATED HEREIN BY REFERENCE TO EXHIBIT 5(C) TO PRE-
EFFECTIVE AMENDMENT NO. 3 AS FILED ON JANUARY 29, 1999.
(D)(4) FORM OF SUB-ADVISORY AGREEMENT BETWEEN EAGLE ASSET MANAGEMENT, INC. AND SAGE ADVISORS, INC., IS INCORPORATED
HEREIN BY REFERENCE TO EXHIBIT (D)(4) TO POST-EFFECTIVE
AMENDMENT NO. 4 AS FILED ON JUNE 21, 2000.
(D)(5)  FORM OF AMENDMENT TO MANAGEMENT AGREEMENT BETWEEN
THE REGISTRANT AND SAGE ADVISORS, INC. TO BE FILED BY
AMENDMENT.
(D)(6)  FORM OF SUB-ADVISORY AGREEMENT BETWEEN STANDARD &
POOR'S INVESTMENT ADVISORY SERVICES, LLC AND SAGE ADVISORS,
INC. IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT (D)(6) TO POST-EFFECTIVE AMENDMENT NO. 7 AS FILED ON NOVEMBER 16, 2001.
(E)(1)  AMENDED DISTRIBUTION AGREEMENT BETWEEN THE SAGE
ADVISORS, INC. AND SAGE DISTRIBUTORS, INC., IS INCORPORATED
HEREIN BY REFERENCE TO EXHIBIT (E)(1) TO POST-EFFECTIVE
AMENDMENT NO. 4 AS FILED ON JUNE 21, 2000.
(E)(2)  FORM OF AMENDMENT TO DISTRIBUTION AGREEMENT BETWEEN
THE SAGE ADVISORS, INC. AND SAGE DISTRIBUTORS, INC. TO BE
FILED BY AMENDMENT.
(E)(3) AMENDED PARTICIPATION AGREEMENT BY AND AMONG THE REGISTRANT, SAGE LIFE ASSURANCE OF AMERICA, INC. AND SAGE DISTRIBUTORS, INC., IS INCORPORATED HEREIN BY REFERENCE TO
EXHIBIT (E)(2) TO POST-EFFECTIVE AMENDMENT NO. 4 AS FILED ON
JUNE 21, 2000.
(E)(4)  FORM OF AMENDMENT TO PARTICIPATION AGREEMENT BY AND
AMONG THE REGISTRANT, SAGE LIFE ASSURANCE OF AMERICA, INC.
AND SAGE DISTRIBUTORS, INC. TO BE FILED BY AMENDMENT.
(F)  NOT APPLICABLE.
(G) FORM OF CUSTODIAN AGREEMENT BETWEEN SAGE ADVISORS, INC. AND PFPC TRUST COMPANY IS INCORPORATED HEREIN BY REFERENCE TO
EXHIBIT 2(D) TO POST-EFFECTIVE AMENDMENT NO. 6 FILED ON APRIL
20, 2001.
(G)(1)  FORM OF AMENDMENT TO CUSTODIAN AGREEMENT BETWEEN
SAGE ADVISORS, INC. AND PFPC TRUST COMPANY TO BE FILED BY
AMENDMENT.
(H)(1)  FORM OF TRANSFER AGENCY AGREEMENT BETWEEN
REGISTRANT AND PFPC INC. IS INCORPORATED HEREIN BY REFERENCE
EXHIBIT 9(A) TO PRE-EFFECTIVE AMENDMENT  NO. 1 AS FILED ON
NOVEMBER 16, 1998.
(H)(2)  ADMINISTRATION AGREEMENT BETWEEN REGISTRANT AND
SAGE ADVISORS, INC., IS INCORPORATED HEREIN BY REFERENCE TO
EXHIBIT (H)(2) TO POST-EFFECTIVE AMENDMENT NO. 4 AS FILED ON
JUNE 21, 2000.
(H)(3)  FORM OF SUB-ADMINISTRATION AGREEMENT BETWEEN
REGISTRANT AND PFPC INC. IS INCORPORATED HEREIN BY REFERENCE
TO EXHIBIT 9(B) TO PRE-EFFECTIVE AMENDMENT NO. 1 AS FILED ON
NOVEMBER 16, 1998.
(H)(4)  FORM OF AMENDMENT TO TRANSFER AGENCY AGREEMENT
BETWEEN REGISTRANT AND PFPC INC. TO BE FILED BY AMENDMENT.
(H)(5)  FORM OF AMENDMENT TO ADMINISTRATION AGREEMENT
BETWEEN REGISTRANT AND SAGE ADVISORS, INC. TO BE FILED BY
AMENDMENT.
(H)(6)  FORM OF AMENDMENT TO SUB-ADMINISTRATION AGREEMENT
BETWEEN REGISTRANT AND PFPC INC. TO BE FILED BY AMENDMENT.
(I)(1)  OPINION OF COUNSEL IS INCORPORATED HEREIN BY
REFERENCE TO EXHIBIT (I)(1) TO PRE-EFFECTIVE AMENDMENT NO. 3
AS FILED ON JANUARY 25, 1999.
(I)(2)  CONSENT OF COUNSEL TO BE FILED BY AMENDMENT.
(I)(3)  POWER OF ATTORNEY  IS INCORPORATED HEREIN BY
REFERENCE TO EXHIBIT (I)(3) TO POST-EFFECTIVE AMENDMENT NO.
4 AS FILED ON JUNE 21, 2000.
(J)  NOT APPLICABLE.
(K)  NOT APPLICABLE.
(L)  NOT APPLICABLE.
(M)  AMENDED RULE 12B-1 DISTRIBUTION PLAN IS INCORPORATED HEREIN
BY REFERENCE TO EXHIBIT (M) TO POST-EFFECTIVE AMENDMENT NO.
4 AS FILED ON JUNE 21, 2000.
(M)(1)  AMENDMENT TO AMENDED RULE 12B-1 DISTRIBUTION PLAN
TO BE FILED BY AMENDMENT.
(N)  NOT APPLICABLE.
(O)  NOT APPLICABLE.
(P)(1)  FORM OF CODE OF ETHICS FOR REGISTRANT, SAGE
DISTRIBUTORS, INC. AND SAGE ADVISORS, INC. IS INCORPORATED
HEREIN BY REFERENCE TO EXHIBIT (P)(1) TO POST-EFFECTIVE
AMENDMENT NO. 3 AS FILED ON MAY 1, 2000.
(P)(2)  CODE OF ETHICS FOR STATE STREET GLOBAL ADVISORS AND
SSGA FUNDS MANAGEMENT, INC. IS INCORPORATED HEREIN BY
REFERENCE TO EXHIBIT (P)(2) TO POST-EFFECTIVE AMENDMENT NO.
5 FILED ON AUGUST 31, 2000.
(P)(3)  FORM OF CODE OF ETHICS FOR CONNING ASSET MANAGEMENT
IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT (P)(3) TO POST-EFFECTIVE AMENDMENT NO. 3 AS FILED ON MAY 1, 2000.
(P)(4)  FORM OF CODE OF ETHICS FOR EAGLE ASSET MANAGEMENT, INC.,
IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT (P)(4) TO POST-EFFECTIVE AMENDMENT NO. 4 AS FILED ON JUNE 21, 2000.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

THE LIST REQUIRED BY THIS ITEM 24 OF PERSONS CONTROLLED
BY OR UNDER COMMON CONTROL WITH REGISTRANT, WHICH INCLUDES SUBSIDIARIES OF SAGE LIFE ASSURANCE OF AMERICA, INC.
("SAGE LIFE"), IS INCORPORATED HEREIN BY REFERENCE TO EXHIBIT 21, "SUBSIDIARIES OF SAGE LIFE ASSURANCE OF AMERICA, INC.,"
OF THE FORM 10-K FILED BY SAGE LIFE PURSUANT TO SECTION 13
OR 15(D) OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED (SEC FILE NOS. 333-77441 AND 333-77437) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000. ADDITIONAL INFORMATION ABOUT PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT IS INCORPORATED HEREIN BY REFERENCE TO PAGES 3-4 OF THE FORM 10-K, BEGINNING UNDER THE CAPTION "BUSINESS."



ITEM 25.      INDEMNIFICATION

  REFERENCE IS MADE TO THE FOLLOWING DOCUMENTS:

REGISTRANT'S DECLARATION OF TRUST AND BY-LAWS AS FILED ON
JANUARY 30, 1998 AND THE AMENDED PARTICIPATION AGREEMENT BY AND
AMONG THE REGISTRANT, SAGE LIFE ASSURANCE OF AMERICA, INC. AND
SAGE DISTRIBUTORS, INC.

INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT") MAY BE PERMITTED TO TRUSTEES, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, THE REGISTRANT UNDERSTANDS THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER, OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE 1933 ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

SAGE ADVISORS, INC. SERVES AS INVESTMENT MANAGER TO EACH
FUND OF THE TRUST. SAGE IS A WHOLLY-OWNED SUBSIDIARY OF SAGE INSURANCE GROUP, INC. SSGA FUNDS MANAGEMENT, INC. ("SSGA") SERVES AS THE ADVISER TO THE S&P 500 EQUITY INDEX FUND, THE EAFE EQUITY INDEX FUND AND THE NASDAQ-100 EQUITY INDEX FUND (COLLECTIVELY, THE "INDEX FUNDS"). EAGLE ASSET MANAGEMENT, INC. ("EAGLE") SERVES AS THE ADVISER TO THE ALL-CAP GROWTH FUND. EAGLE IS A WHOLLY-OWNED SUBSIDIARY OF RAYMOND JAMES FINANCIAL, INC. CONNING ASSET MANAGEMENT COMPANY ("CONNING") SERVES AS THE ADVISER TO THE MONEY MARKET FUND AND HAS BEEN PROVIDING INSTITUTIONAL INVESTMENT SERVICES SINCE 1982. STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC ("SPIAS") SERVES AS THE SUB-ADVISER TO THE SECTORSELECTOR FUNDS.

TO THE KNOWLEDGE OF THE TRUST, NONE OF THE DIRECTORS OR
OFFICERS SSGA , CONNING, EAGLE OR SPIAS IS OR HAS BEEN AT ANY TIME IN THE PAST TWO FISCAL YEARS ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE. SET FORTH BELOW ARE THE NAMES AND PRINCIPAL BUSINESSES OF THE DIRECTORS AND OFFICERS OF SSGA, CONNING, EAGLE AND SPIAS WHO ARE OR DURING THE PAST TWO FISCAL YEARS HAVE BEEN ENGAGED IN ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE. THE INDIVIDUALS FROM CONNING MAY BE CONTACTED AT C/O CITY PLACE II, 185 ASYLUM STREET, HARTFORD, CT 06103-1131. THE INDIVIDUALS FROM EAGLE MAY BE CONTACTED AT 880 CARILLON PARKWAY, ST. PETERSBURG, FLORIDA 33716. THE INDIVIDUALS FROM SSGA MAY BE CONTACTED AT TWO INTERNATIONAL PLACE, BOSTON, MASSACHUSETTS 02110. THE INDIVIDUALS FROM SPIAS MAY BE CONTACTED AT 55 WATER STREET, NEW YORK, NY 10041. REFERENCE IS MADE TO "INVESTMENT MANAGER" IN THE STATEMENT OF ADDITIONAL INFORMATION FORMING PART B OF THIS REGISTRATION STATEMENT.

STATE STREET CORPORATION: THE INDIVIDUALS LISTED BELOW SERVE
IN A DIRECTORSHIP AND/OR EXECUTIVE CAPACITY FOR THE FOLLOWING
ENTITIES WITH THEIR RESPECTIVE ADDRESS AT THE LOCATION OF THE
ADVISER:
NAME                     BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL
                         EXECUTIVE OFFICERS OF STATE STREET CORPORATION
TENLY ALBRIGHT,
DIRECTOR;                CHAIRMAN OF WESTERN RESOURCES, INC.

I. MACALLISTER BOOTH;    RETIRED CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE
                         OFFICER OF THE POLAROID CORPORATION.

JAMES CASH, JR.,
DIRECTOR;                THE JAMES E.  ROBINSON PROFESSOR OF BUSINESS
                         ADMINISTRATION AT HARVARD BUSINESS SCHOOL.

TRUMAN CASNER, DIRECTOR; PARTNER, ROPES & GRAY.

NADER F. DAREHSHORI,
DIRECTOR                 CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
                         HOUGHTON MIFFLIN COMPANY

DAVID GRUBER, DIRECTOR;  RETIRED CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF
                         THE WYMAN-GORDON COMPANY

ARTHUR GOLDSTEIN,
DIRECTOR;                CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF IONICS,
                         INCORPORATED.

CHARLES KAYE, DIRECTOR;  CHAIRMAN OF TRANSPORTATION INVESTMENTS,
                         INCORPORATED.

JOHN KUCHASKI, DIRECTOR; RETIRED CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF
                         EG&G, INC.

CHARLES LAMANTIA,
DIRECTOR;                RETIRED CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF
                         ARTHUR D. LITTLE,INC.

DAVID PERINI, DIRECTOR;  CHAIRMAN OF PERINI CORPORATION.

DENNIS PICARD, DIRECTOR; CHAIRMAN EMERITUS OF THE RAYTHEON COMPANY.

ALFRED POE, DIRECTOR;    CHIEF EXECUTIVE OFFICER OF MENU DIRECT.

BERNARD REZNICEK,
DIRECTOR;                PRESIDENT, PREMIER GROUP; NATIONAL DIRECTOR -
                         UTILITY MARKETING, CENTRAL STATES INDEMNITY
                         COMPANY OF OMAHA.

RICHARD P. SEGEL,
DIRECTOR;                PRESIDENT AND CHIEF EXECUTIVE OFFICER, NEW
                         ENGLAND ELECTRIC SYSTEM

DIANA WALSH, DIRECTOR;   PRESIDENT OF WELLESLEY COLLEGE.

ROBERT E. WEISSMAN       CHAIRMAN AND CHIEF EXECUTIVE OFFICER, IMS
                         HEALTH, INCORPORATED


CONNING: THE INDIVIDUALS LISTED BELOW SERVE IN A DIRECTORSHIP AND/OR EXECUTIVE CAPACITY FOR THE FOLLOWING ENTITIES WITH THEIR RESPECTIVE ADDRESS AT THE LOCATION OF THE ADVISER:

NAME BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE OFFICERS OF CONNING ASSET MANAGEMENT

JOHN CLINTON, EXECUTIVE
VICE PRESIDENT;          CONNECTICUT SURETY CORPORATION; HALES; HOBBS;
                         PARADIGM HEALTH CORPORATION; AND PAULA
                         FINANCIAL.

JAMES L. LIPSCOMB,
PRESIDENT & CEO          CITIZENS BUDGET COMMISSION OF NEW YORK AND
                         CITIZENS HOUSING AND PLANNING COUNCIL (NEW
                         YORK).

GARY A. BELLER,
CHAIRMAN OF THE BOARD    CITIZEN CRIME COMMSSION OF NEW YORK; LENOX
                         HILL NEIGHBORHOOD HOUSE; AND SSRM HOLDINGS.

RICHARD A. LIDDY,
DIRECTOR                 BROWN SHOE; ENERGIZER AND AMEREN CORPORATION;
                         RALSTON PURINA; ST. LOUIS ART MUSEM; AND THE
                         UNITED WAY.


EAGLE: THE INDIVIDUALS LISTED BELOW SERVE IN A DIRECTORSHIP
AND/OR EXECUTIVE CAPACITY FOR THE FOLLOWING ENTITIES WITH THEIR
RESPECTIVE ADDRESS AT THE LOCATION OF THE ADVISER:

NAME                     BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL
                         EXECUTIVE OFFICERS OF EAGLE

RICHARD KARL REISS       HERITAGE ASSET MANAGEMENT, INC.; RAYMOND
                         JAMES FINANCIAL, INC.

KENNETH KERMIT KOSTER    RAYMOND JAMES & ASSOCIATES, INC.; AWAD ASSET
                         MANAGMENT, INC.

STEPHEN GARRARD HILL     AWAD ASSET MANAGEMENT, INC.; HERITAGE ASSET
                         MANAGMENT, INC.; RAYMOND JAMES & ASSOCIATES,
                         INC.


STANDARD & POOR'S INVESTMENT ADVISORY SERVICES LLC. (SPIAS)

THE INDIVIDUALS LISTED BELOW SERVE IN A DIRECTORSHIP AND/OR
EXECUTIVE CAPACITY FOR THE FOLLOWING ENTITIES WITH THEIR RESPECTIVE ADDRESS AT THE LOCATION OF THE ADVISER:

TO BE FILED BY AMENDMENT.

ITEM 27. PRINCIPAL UNDERWRITERS

(A)	NONE.
(B)	THE FOLLOWING ARE THE DIRECTORS AND OFFICERS OF SAGE
DISTRIBUTORS, INC. WITH THE FOLLOWING BUSINESS ADDRESS OF
300 ATLANTIC STREET, SUITE 302, STAMFORD, CT 06901:

LINCOLN YERSEN        - CEO, PRESIDENT AND SOLE DIRECTOR
JAMES RENZ            - CFO/TREASURER;
LINCOLN B. YERSIN     - SENIOR VP, SALES MANAGER, MANAGER
ROBERT KIGGINS        - SECRETARY

(C)	NOT APPLICABLE.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

ALL ACCOUNTS' BOOKS AND OTHER DOCUMENTS REQUIRED TO BE
MAINTAINED BY REGISTRANT BY SECTION 31(A) OF THE INVESTMENT
COMPANY ACT OF 1940 AND THE RULES THEREUNDER WILL BE MAINTAINED
AT THE OFFICES OF:
(1)	SSGA
	TWO INTERNATIONAL PLACE
	BOSTON, MASSACHUSETTS   02110
	(RECORDS RELATING TO FUNCTION AS ADVISER TO THE INDEX FUNDS)
(2)	CONNING ASSET MANAGEMENT COMPANY
	CITY PLACE II
	185 ASYLUM STREET
	HARTFORD, CT  06103-4105
	(RECORDS RELATING TO FUNCTION AS ADVISER TO THE MONEY MARKET
      FUND)
(3)	EAGLE ASSET MANAGEMENT, INC.
	880 CARILLON PARKWAY
	ST. PETERSBURG, FLORIDA 33716
      (RECORDS RELATING TO FUNCTION AS ADVISER TO THE ALL-CAP
      GROWTH FUND)
(4)   STANDARD & POOR'S INVESTMENT ADVISORY SERVICES, LLC
      55 WATER STREET NEW YORK, NY  10041
(5)	SAGE DISTRIBUTORS, INC.
	300 ATLANTIC STREET, SUITE 302
	STAMFORD, CT  06901
	(RECORDS RELATING TO FUNCTION AS DISTRIBUTOR TO THE FUNDS)
(6)	PFPC INC.
	3200 HORIZON DRIVE
	KING OF PRUSSIA, PA  19406
	(RECORDS RELATING TO FUNCTION AS SUB-ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS)

ITEM 29. MANAGEMENT SERVICES

	NOT APPLICABLE.

ITEM 30. UNDERTAKINGS

	NOT APPLICABLE.


[PAGE BREAK]


                        SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 8 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF STAMFORD AND THE STATE OF CONNECTICUT ON THE 29TH DAY OF JANUARY 2002.

                                  SAGE LIFE INVESTMENT TRUST
                                  BY: /S/ ROBIN MARSDEN
                                      ROBIN I. MARSDEN
                                      PRESIDENT

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS
AMENDED, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION
STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE
CAPACITIES AND ON THE DATES INDICATED.

SIGNATURE                    TITLE                  DATE

/S/ ROBIN MARSDEN       PRESIDENT AND TRUSTEE    JANUARY 29, 2002
ROBIN I. MARSDEN

/S/ JACK JAFOLLA            TREASURER            JANUARY 29, 2002
JACK JAFOLLA

ROSEMARY L. HENDRICKSON*     TRUSTEE             JANUARY 29, 2002
ROSEMARY L. HENDRICKSON

GEOFFREY A. THOMPSON*        TRUSTEE             JANUARY 29, 2002
GEOFFREY A. THOMPSON

*BY:  /S/ MARY JANE MALONEY
MARY JANE MALONEY, AS ATTORNEY-IN-FACT
PURSUANT TO POWER-OF-ATTORNEY